Intangible assets and goodwill (Details 3 - Textuals)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units
Projected period	5 years
Cash-generating units
Disclosure of information for cash-generating units
Discount rate - before tax	19.00%	21.53%
Projected period	5 years	5 years
Terminal growth rate	5.54%	3.50%